Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 21.2	€ 1.9
Related financial instruments that are offset	(20.4)	(1.9)
Net amount	0.8	0.0
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(60.8)	(110.0)
Related financial instruments that are offset	20.4	1.9
Net amount	€ (40.4)	€ (108.1)